Acquisitions - Summary of assets acquired and the liabilities assumed in acquisition (Details) $ in Thousands, $ in Thousands		1 Months Ended			4 Months Ended	12 Months Ended
	Mar. 27, 2015 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 AUD ($)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Current assets				$ 1,480	$ 1,480
Property and equipment				368	368
Goodwill				6,969	6,969	$ 1,828,365	$ 1,786,554	$ 1,951,444
Tradenames				6,413	6,413
Other intangible assets				1,616	1,616
Long-term indemnification assets				2,084	2,084	98,493	97,606	2,084
Other long-term assets				518	518
Total assets acquired				19,448	19,448
Current portion of long-term debt				386	386
Other current liabilities				3,256	3,256
Long-term debt, less current portion				386	386
Other long-term liabilities				4,553	4,553
Total liabilities				8,581	8,581
Net assets acquired attributable to Laureate Education, Inc.				10,867	10,867
Debt assumed					772
Net assets acquired attributable to Laureate Education, Inc. plus debt assumed				11,639	11,639
Net assets acquired				10,867	10,867
Cash acquired					(235)
Seller notes and deferred payments					(3,927)
Net cash paid at acquisition					6,705	$ 835	$ 0	$ 6,705
Careers Australia
Business Acquisition [Line Items]
Current assets		$ 2,552
Property and equipment		9,581
Goodwill		3,584
Other intangible assets		3,293
Total assets acquired		19,010
Current portion of long-term debt		166
Other current liabilities		8,997
Long-term debt, less current portion		7,267
Other long-term liabilities		1,745
Total liabilities		18,175
Net assets acquired attributable to Laureate Education, Inc.		835
Debt assumed		7,433	$ 9,850
Net assets acquired attributable to Laureate Education, Inc. plus debt assumed		8,268
Net assets acquired		835
Net cash paid at acquisition		$ 835	$ 1,107
IADE Group Portugal
Business Acquisition [Line Items]
Current assets	$ 1,476
Property and equipment	335
Goodwill	5,980
Tradenames	6,071
Other intangible assets	1,616
Long-term indemnification assets	2,084
Other long-term assets	518
Total assets acquired	18,080
Current portion of long-term debt	0
Other current liabilities	3,124
Long-term debt, less current portion	0
Other long-term liabilities	4,553
Total liabilities	7,677
Net assets acquired attributable to Laureate Education, Inc.	10,403
Debt assumed	0
Net assets acquired attributable to Laureate Education, Inc. plus debt assumed	10,403
Net assets acquired	10,403
Cash acquired	(235)
Seller notes and deferred payments	(3,927)
Net cash paid at acquisition	$ 6,241
CBS Australia
Business Acquisition [Line Items]
Current assets				4	4
Property and equipment				33	33
Goodwill				989	989
Tradenames				342	342
Other intangible assets				0	0
Long-term indemnification assets				0	0
Other long-term assets				0	0
Total assets acquired				1,368	1,368
Current portion of long-term debt				386	386
Other current liabilities				132	132
Long-term debt, less current portion				386	386
Other long-term liabilities				0	0
Total liabilities				904	904
Net assets acquired attributable to Laureate Education, Inc.				464	464
Debt assumed				772
Net assets acquired attributable to Laureate Education, Inc. plus debt assumed				1,236	1,236
Net assets acquired				464	$ 464
Cash acquired				0
Seller notes and deferred payments				0
Net cash paid at acquisition				$ 464